Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2017	¥ 133,104
2018	141,922
2019	134,187
2020	123,729
2021	115,630
2022-2026	557,629
Total	1,206,201
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2017	39,338
2018	41,419
2019	43,641
2020	44,278
2021	45,916
2022-2026	239,765
Total	¥ 454,357